Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Premises and Equipment
Schedule of major classifications of premises and equipment

	2025	2024

	(In thousands)
Land, buildings and improvements	$41,530	$31,727
Furniture and equipment	17,839	16,158
Computer software	2,871	2,680
	62,240	50,565
Less accumulated depreciation	(28,146)	(26,966)
Net premises and equipment	$34,095	$23,599